Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2025 property
Summary of Significant Accounting Policies
Number of combined properties	15
Minimum
Summary of Significant Accounting Policies
Resident agreement term	30 days
Maximum
Summary of Significant Accounting Policies
Resident agreement term	1 year